FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 139,596,566	$ 139,415,353	$ 139,399,054
Liabilities:
Derivative warrant liabilities	2,364,900	5,526,030	6,069,900
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	1,242,000	2,967,000	3,174,000
Level 1 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	0	0	0
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	139,596,566	139,415,353	139,399,054
Level 2 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	0	0	0
Level 2 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	0	0	0
Level 2 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	0	0	0
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	0	0	0
Level 3 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	1,122,900	2,559,030	2,895,900
Level 3 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	$ 0	$ 0	$ 0